Business Segment Information (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Revenues	$ 8,681	$ 8,339	$ 8,366
Wal-Mart Stores Inc. [Member]
Revenues	$ 1,000	$ 1,000	$ 900